Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 02, 2015
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

CASH II SHARES (TICKER GFYXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JUNE 2, 2015

Shareholder approval is not required to effect the Reorganization. Accordingly, after the Reorganization, which is expected to occur at the close of business on or about December 11, 2015, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnotes to the Tables in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) January 1, 2017; or (b) the date of the Fund's next effective prospectus.
Federated Government Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

CASH II SHARES (TICKER GFYXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JUNE 2, 2015

Shareholder approval is not required to effect the Reorganization. Accordingly, after the Reorganization, which is expected to occur at the close of business on or about December 11, 2015, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnotes to the Tables in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) January 1, 2017; or (b) the date of the Fund's next effective prospectus.